                                                        AIM SHORT TERM BOND FUND

                                                                     PROSPECTUS
                                                              OCTOBER 25, 2005,
                                                        AS REVISED JUNE 9, 2006

AIM Short Term Bond Fund seeks to achieve a high level of current income consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.
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                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

TABLE OF CONTENTS
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
INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2
Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4
Expense Example                                      4
Hypothetical Investment and Expense
  Information                                        5

DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6
Advisor Compensation                                 6
Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Sales Charges                                        7
Dividends and Distributions                          7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1
Excessive Short-Term Trading Activity
  Disclosures                                      A-5
Purchasing Shares                                  A-8
Redeeming Shares                                  A-10
Exchanging Shares                                 A-13
Pricing of Shares                                 A-16
Taxes                                             A-17

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with preservation of capital. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund will attempt to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. These securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. A fixed income security is considered investment grade if it is either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe it to be of comparable credit quality. Under normal market conditions the fund's effective duration and weighted average effective maturity, as estimated by the fund's portfolio managers, will be less than three years.

    The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for a high level of current income, consistent with their concern for preservation of capital. In analyzing securities for possible investment, the portfolio managers ordinarily look for improving industry and company specific fundamentals, such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement, among other factors. The portfolio managers consider whether to sell a particular security when either of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Fixed income securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a fixed income security to decrease. The longer a fixed income security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class C shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2003...................................................................   2.79%
2004...................................................................   1.63%


    The Class C shares' year-to-date total return as of September 30, 2005 was 1.26%.

    During the period shown in the bar chart, the highest quarterly return was 1.23% (quarter ended June 30, 2003) and the lowest quarterly return was -0.61% (quarter ended June 30, 2004).

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                             SINCE         INCEPTION
December 31, 2004)                                     1 YEAR     INCEPTION        DATE
------------------------------------------------------------------------------------------
Class C                                                                          08/30/02
  Return Before Taxes                                    1.63%        2.51%
  Return After Taxes on Distributions                    0.78         1.58
  Return After Taxes on Distributions and Sale of
     Fund Shares                                         1.06         1.60
Class A(1)                                                                       08/30/02(1)
  Return Before Taxes                                   (0.70)        1.49
Class R(2)                                                                       08/30/02(2)
  Return Before Taxes                                    1.90         2.62
------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(3)             4.34         5.02(6)    08/31/02(6)
Lehman Brothers 1-3 Year Government/Credit Bond
  Index(4)                                               1.30         2.66(6)    08/31/02(6)
Lipper Short Investment Grade Debt Fund Index(5)         1.61         2.58(6)    08/31/02(6)
------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class C only and after-tax returns for Class A and R will vary.

(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Class A shares since their inception and the restated historical performance of the fund's Class C shares (for the periods prior to the inception of the Class A shares) at net asset value, which restated performance will reflect the higher Rule 12b-1 fees applicable to Class C shares. The inception date shown in the table is that of the fund's Class C shares. The inception date of the fund's Class A shares is April 30, 2004.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class C shares (for the periods prior to the inception of the Class R shares) at net asset value, which restated performance will reflect the higher Rule 12b-1 fees applicable to Class C shares. The inception date shown in the table is that of the fund's Class C shares. The inception date of the fund's Class R shares is April 30, 2004.
(3) The Lehman Brothers U.S. Aggregate Bond Index measures the performance of U.S. investment grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has also included the Lehman Brothers 1-3 Year Government/Credit Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Short Investment Grade Debt Fund Index (which may or may not include the fund) has been included for comparison to a peer group.
(4) The Lehman Brothers 1-3 Year Government/Credit Bond Index is a subset of the Lehman Brothers Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Lehman Brothers Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporation, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.
(5) The Lipper Short Investment Grade Debt Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Short Investment Grade Debt category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.
(6) The average annual total return given is since the month end closest to the inception date of each class.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                      CLASS A          CLASS C      CLASS R
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                        2.50              None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                           None(1)           None         None(1)
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      CLASS A      CLASS C      CLASS R
------------------------------------------------------------------------------------------
Management Fees                                          0.40%        0.40%        0.40%

Distribution and/or Service (12b-1) Fees(3,4)            0.25         1.00         0.50

Other Expenses                                           0.26         0.26         0.26

Total Annual Fund Operating Expenses                     0.91         1.66         1.16

Fee Waiver(4)                                            0.04         0.54         0.04

Net Annual Fund Operating Expenses(5)                    0.87%        1.12%        1.12%
------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information--Choosing a Share Class--Sales Charges."
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) fees reflect this agreement.
(4) Effective February 1, 2006, the distributor has contractually agreed to waive 0.50% of Rule 12b-1 distribution plan payments on Class C shares. In addition, the fund's advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.85%, 1.10% and 1.10% on Class A, Class C and Class R shares of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (AMVESCAP) described more fully below, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect at least through July 31, 2006. Prior to February 1, 2006, the distributor contractually agreed to waive 0.40% of the Class C Rule 12b-1 fees and the advisor agreed to limit the Total Annual Fund Operating Expenses of Class C shares to 1.20%. The Class C Fee Waiver and Net Annual Fund Operating Expenses have been restated to reflect the change in agreement.
(5) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual Net Annual Fund Operating Expenses for each class were lower by 0.01%.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Class A                                           $337     $529      $737      $1,338
Class C                                            114      471       851       1,920
Class R                                            114      365       634       1,405
--------------------------------------------------------------------------------------


    You would pay the following expenses if you did not redeem your shares:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
Class A                                           $337     $529      $737      $1,338
Class C                                            114      471       851       1,920
Class R                                            114      365       634       1,405
--------------------------------------------------------------------------------------

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


    - You invest $10,000 in the fund and hold it for the entire 10 year period;


    - Your investment has a 5% return before expenses each year;


    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;


    - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and


    - There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES MAXIMUM
SALES CHARGE)                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.87%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before
  Expenses                          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                          1.63%        5.79%       10.11%       14.62%       19.30%
End of Year Balance           $10,152.68   $10,567.92   $11,000.15   $11,450.05   $11,918.36
Estimated Annual Expenses     $   336.58   $    94.28   $    98.13   $   102.15   $   106.33
--------------------------------------------------------------------------------------------

CLASS A (INCLUDES MAXIMUM
SALES CHARGE)                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.91%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before
  Expenses                         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                         24.18%       29.26%       34.55%       40.05%       45.78%
End of Year Balance           $12,405.82   $12,913.22   $13,441.37   $13,991.12   $14,563.36
Estimated Annual Expenses     $   110.68   $   115.20   $   119.91   $   124.82   $   129.92
--------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM
SALES CHARGE)                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.87%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before
  Expenses                          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                          4.13%        8.39%       12.82%       17.44%       22.24%
End of Year Balance           $10,413.00   $10,838.89   $11,282.20   $11,743.64   $12,223.96
Estimated Annual Expenses     $    88.80   $    96.70   $   100.65   $   104.77   $   109.05
--------------------------------------------------------------------------------------------

CLASS A (WITHOUT MAXIMUM
SALES CHARGE)                   YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             0.91%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before
  Expenses                         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                         27.24%       32.44%       37.86%       43.50%       49.37%
End of Year Balance           $12,723.92   $13,244.33   $13,786.02   $14,349.87   $14,936.78
Estimated Annual Expenses     $   113.51   $   118.16   $   122.99   $   128.02   $   133.25
--------------------------------------------------------------------------------------------

CLASS C                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             1.12%        1.66%        1.66%        1.66%        1.66%
Cumulative Return Before
  Expenses                          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                          3.88%        7.35%       10.94%       14.64%       18.47%
End of Year Balance           $10,388.00   $10,734.96   $11,093.51   $11,464.03   $11,846.93
Estimated Annual Expenses     $   114.17   $   175.32   $   181.18   $   187.23   $   193.48
--------------------------------------------------------------------------------------------

CLASS C                         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             1.66%        1.66%        1.66%        1.66%        1.66%
Cumulative Return Before
  Expenses                         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                         22.43%       26.52%       30.74%       35.11%       39.62%
End of Year Balance           $12,242.62   $12,651.52   $13,074.08   $13,510.75   $13,962.01
Estimated Annual Expenses     $   199.94   $   206.62   $   213.52   $   220.65   $   228.02
--------------------------------------------------------------------------------------------

CLASS R                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             1.12%        1.16%        1.16%        1.16%        1.16%
Cumulative Return Before
  Expenses                          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                          3.88%        7.87%       12.01%       16.31%       20.78%
End of Year Balance           $10,388.00   $10,786.90   $11,201.12   $11,631.24   $12,077.88
Estimated Annual Expenses     $   114.17   $   122.81   $   127.53   $   132.43   $   137.51
--------------------------------------------------------------------------------------------

CLASS R                         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)             1.16%        1.16%        1.16%        1.16%        1.16%
Cumulative Return Before
  Expenses                         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                         25.42%       30.23%       35.23%       40.43%       45.82%
End of Year Balance           $12,541.67   $13,023.27   $13,523.36   $14,042.66   $14,581.90
Estimated Annual Expenses     $   142.79   $   148.28   $   153.97   $   159.88   $   166.02
--------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com. To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:

-----------------------------------------------------------------------------------------------------------------------
                                                 APPROXIMATE DATE OF                    INFORMATION REMAINS
INFORMATION                                        WEBSITE POSTING                       POSTED ON WEBSITE
-----------------------------------------------------------------------------------------------------------------------
 Top ten holdings as of month-end           15 days after month-end          Until posting of the following month's top
                                                                             ten holdings
-----------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of          30 days after calendar           For one year
 calendar quarter-end                       quarter-end
-----------------------------------------------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.

    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2005, the advisor received compensation of 0.36% of average daily net assets.

    A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended July 31, 2005.

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time. Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996. Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994. Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securi-

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

ties recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Short Term Bond Fund are subject to the maximum 2.50% initial sales charge as listed under the heading "AIM Short Term Bond Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Certain purchases of Class R shares may be subject to the deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm for the fund's current fiscal year (2005). Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2005 was audited by other public accountants.

                                                                          CLASS A
                                                                ----------------------------
                                                                              APRIL 30, 2004
                                                                               (DATE SALES
                                                                YEAR ENDED    COMMENCED) TO
                                                                 JULY 31,        JULY 31,
                                                                   2005            2004
                                                                ----------    --------------
Net asset value, beginning of period                             $ 10.01          $10.03
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.25(a)         0.05(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.04)          (0.00)
============================================================================================
    Total from investment operations                                0.21            0.05
============================================================================================
Less distributions from net investment income                      (0.29)          (0.07)
============================================================================================
Net asset value, end of period                                   $  9.93          $10.01
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                     2.14%           0.46%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $29,250          $6,971
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.86%(c)        0.85%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.00%(c)        0.96%(d)
============================================================================================
Ratio of net investment income to average net assets                2.53%(c)        1.92%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                           103%            126%
____________________________________________________________________________________________
============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $17,091,038.
(d) Annualized.
(e) Not annualized for periods less than one year.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 30, 2002
                                                                    YEAR ENDED              (DATE OPERATIONS
                                                                     JULY 31,                COMMENCED) TO
                                                              -----------------------           JULY 31,
                                                                2005           2004               2003
                                                              --------       --------       ----------------
Net asset value, beginning of period                          $  10.01       $  10.02           $  10.01
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.22(a)        0.16(a)            0.12(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.04)          0.08               0.14
============================================================================================================
    Total from investment operations                              0.18           0.24               0.26
============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.26)         (0.25)             (0.25)
============================================================================================================
  Return of capital                                                 --             --              (0.00)
============================================================================================================
    Total distributions                                          (0.26)         (0.25)             (0.25)
============================================================================================================
Net asset value, end of period                                $   9.93       $  10.01           $  10.02
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                   1.79%          2.44%              2.58%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $203,806       $318,282           $337,480
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.21%(c)       1.20%              1.20%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.66%(c)       1.61%              1.60%(d)
============================================================================================================
Ratio of net investment income to average net assets              2.18%(c)       1.57%              1.28%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                         103%           126%                88%
____________________________________________________________________________________________________________
============================================================================================================

(a)Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $266,278,327.
(d)Annualized.
(e) Not annualized for periods less than one year.

                            ------------------------
                            AIM SHORT TERM BOND FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                          CLASS R
                                                                ----------------------------
                                                                              APRIL 30, 2004
                                                                               (DATE SALES
                                                                YEAR ENDED    COMMENCED) TO
                                                                 JULY 31,        JULY 31,
                                                                   2005            2004
                                                                ----------    --------------
Net asset value, beginning of period                              $10.02          $10.03
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.23(a)         0.04(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.04)           0.01
============================================================================================
    Total from investment operations                                0.19            0.05
============================================================================================
Less distributions from net investment income                      (0.27)          (0.06)
============================================================================================
Net asset value, end of period                                    $ 9.94          $10.02
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                     1.88%           0.49%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  158          $   11
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.11%(c)        1.10%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.16%(c)        1.11%(d)
============================================================================================
Ratio of net investment income to average net assets                2.28%(c)        1.67%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                           103%            126%
____________________________________________________________________________________________
============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $125,714.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(4)          CLASS C           CLASS R           INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial sales  - No initial      - No initial      - No initial
  charge               sales charge      charge              sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent        - Contingent      - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales      deferred sales    contingent        deferred sales
  charge for           charge            charge on           charge on         deferred sales    charge
  certain                                redemptions         redemptions       charge(2)
  purchases(2)                           within six years    within one
                                                             year(7)

- Lower              - 12b-1 fee of    - 12b-1 fee of      - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.25%             1.00%               1.00%(8)          0.50%             0.25%(3)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense
  Example")(3)

                     - Does not        - Converts to       - Does not        - Does not        - Does not
                       convert to        Class A shares      convert to        convert to        convert to
                       Class A shares    on or about the     Class A shares    Class A shares    Class A shares
                                         end of the month
                                         which is at
                                         least eight
                                         years after the
                                         date on which
                                         shares were
                                         purchased along
                                         with a pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                         distributions(5)

- Generally more     - Available only  - Purchase orders   - Generally more  - Generally,      - Closed to new
  appropriate for      for a limited     limited to          appropriate       only available    investors,
  long-term            number of         amount less than    for short-term    to employee       except as
  investors            funds             $100,000(6)         investors         benefit           described in
                                                           - Purchase          plans(10)         the
                                                             orders limited                      "Purchasing
                                                             to amount less                      Shares -- Grandfathered
                                                             than                                Investors"
                                                             $1,000,000(9)                       section of
                                                                                                 your
                                                                                                 prospectus
---------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details. Class B1 shares of AIM Floating Rate Fund are not available for purchase by either current Class B1 shareholders or by new investors and are not discussed in the chart above. For information on Class B1 shares, consult the fund's prospectus.

 (1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

 (2) A contingent deferred sales charge may apply in some cases.

 (3) Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

 (4) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

 (5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.



 (6) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

 (7) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.

 (8) Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%.

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------


 (9) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(10) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The funds (except AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM ENHANCED SHORT BOND FUND, AIM FLOATING RATE FUND AND
AIM SHORT TERM BOND FUND
INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay:

- an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

- an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

- an initial sales charge or a CDSC on Investor Class shares of any fund.

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

    Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

- A I M Management Group Inc., and its affiliates, or their clients;

- Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

- Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

- Purchases through approved fee-based programs;

- Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

 a. a plan's assets are at least $1 million;

 b. there are at least 100 employees eligible to participate in the plan; or

 c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

- Shareholders of Investor Class shares of an AIM fund;

- Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

- Insurance company separate accounts;

- Transfers to IRAs that are attributable to AIM fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

- Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.
For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you currently own Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND
You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B1 SHARES OF AIM FLOATING RATE FUND On April 13, 2006, AIM Floating Rate Fund, a closed-end fund, was reorganized as an open-end fund. Certain shareholders of Class B shares of closed-end AIM Floating Rate Fund (Closed-End Fund) received Class B1 shares of the open-end AIM Floating Rate Fund in the reorganization. Class B1 shares are not available for purchase. If you redeem those shares, they are subject to a CDSC in the following percentages:

YEAR SINCE PURCHASE MADE (HOLDING PERIOD)                        CLASS B1
-------------------------------------------------------------------------
First                                                             3.0%
Second                                                            2.5%
Third                                                             2.0%
Fourth                                                            1.0%
Longer than Four Years                                            None
-------------------------------------------------------------------------

For purposes of determining the holding period, the date you acquired Class B shares of the Closed-End Fund is the start of the holding period.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, B1, C or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; or

- when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class B1 shares you held for more than four years from date of purchase of Class B shares of AIM Floating Rate Fund's predecessor, the Closed-End Fund;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0   ($25 per fund investment for            $25
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)               salary deferrals from
                                                                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                               ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor     Contact your financial advisor.                  Same

By Mail                         Mail completed account application and check     Mail your check and the remittance slip
                                to the transfer agent, AIM Investment            from your confirmation statement to the
                                Services, Inc., P.O. Box 4739, Houston, TX       transfer agent.
                                77210-4739.

By Wire                         Mail completed account application to the        Call the transfer agent to receive a
                                transfer agent. Call the transfer agent at       reference number. Then, use the wire
                                (800) 959-4246 to receive a reference number.    instructions at left.
                                Then, use the following wire instructions:

                                Beneficiary Bank ABA/Routing #: 021000021
                                Beneficiary Account Number: 00100366807
                                Beneficiary Account Name: AIM Investment
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By Telephone                    Open your account using one of the methods       Select the AIM Bank
                                described above.                                 Connection--Servicemark-- option on
                                                                                 your completed account application or
                                                                                 complete an AIM Bank Connection form.
                                                                                 Mail the application or form to the
                                                                                 transfer agent. Once the transfer agent
                                                                                 has received the form, call the
                                                                                 transfer agent to place your purchase
                                                                                 order.


                                                                                 Call the AIM 24-hour Automated Investor
                                                                                 Line at 1-800-246-5463. You may place
                                                                                 your order after you have provided the
                                                                                 bank instructions that will be
                                                                                 requested.


By Internet                     Open your account using one of the methods       Access your account at
                                described above.                                 www.aiminvestments.com. The proper bank
                                                                                 instructions must have been provided on
                                                                                 your account. You may not purchase
                                                                                 shares in retirement accounts on the
                                                                                 internet.
------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM China Fund                AIM High Yield Fund
AIM Developing Markets Fund   AIM International Allocation Fund
AIM European Growth Fund      AIM International Bond Fund
AIM European Small Company    AIM International Core Equity Fund
Fund                          AIM International Growth Fund
AIM Floating Rate Fund        AIM International Small Company Fund
AIM Global Aggressive Growth  AIM Japan Fund
Fund                          AIM S&P 500 Index Fund
AIM Global Equity Fund        AIM Trimark Fund
AIM Global Growth Fund
AIM Global Real Estate Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund, AIM Enhanced    or II Fund, AIM Enhanced Short     within 18 months of initial
  Short Bond Fund, AIM          Bond Fund, AIM Floating Rate       purchase of Category I or II
  Floating Rate Fund or AIM     Fund or AIM Short Term Bond        Fund, AIM Enhanced Short Bond
  Short Term Bond Fund          Fund                               Fund, AIM Floating Rate Fund
                              - Class A shares of Category III     or AIM Short Term Bond Fund
                                Fund(2)                            shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund, AIM Enhanced Short     within 18 months of initial
                                Bond Fund, AIM Floating Rate       purchase of Category III Fund
                                Fund or AIM Short Term Bond        shares
                                Fund

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Class A shares of a Category I, II or III Fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a repurchase offer by closed-end AIM Floating Rate Fund prior to April 13, 2006, the early withdrawal charge applicable to shares of closed-end AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class B1, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                  EXCHANGE TO                                ALLOWED                  PROHIBITED
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A Shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Class A Shares of AIM Limited Maturity Treasury Fund,                         X
                           AIM Tax-Exempt Cash Fund and AIM Tax-Free
                           Intermediate Fund cannot be exchanged for Class A3
                           Shares of those funds.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class B, B1, C, P, R or Institutional Class Shares.                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A3 Shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund cannot be                                  X
                           exchanged for Class A Shares of those funds.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class B, B1, C, P, R or Institutional Class Shares.                                                       X
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class B.                                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class A, A3, B1, C, P, R, AIM Cash Reserve Shares,
                         Institutional or Investor Class Shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class B1                 Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A Shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Class A Shares of AIM Limited Maturity Treasury Fund,                         X
                           AIM Tax-Exempt Cash Fund and AIM Tax-Free
                           Intermediate Fund cannot be exchanged for Class A3
                           Shares of those funds.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                  EXCHANGE TO                                ALLOWED                  PROHIBITED
------------------------------------------------------------------------------------------------------------------------------------
Class B1                 Class B, C, P, R or Institutional Class Shares.                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class C.                                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class A, A3, B, B1, P, R, AIM Cash Reserve Shares,
                         Institutional or Investor Class shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class R                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class A, A3, B, B1, C, P, AIM Cash Reserve Shares,
                         Institutional or Investor Class shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class A, A3, B, C, R, or Investor Class shares.
                         Exceptions are:
                         - Class A shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Shares to be exchanged for Class B, C or R shares                             X
                           must not have been acquired by exchange from Class A
                           shares of any fund.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class B1, P or Institutional Class shares.                                                                X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Institutional Class                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Class A, A3, B, B1, C, P, R, AIM Cash Reserve Shares or
                         Investor Class shares.                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           A, A3, or Investor Class. Exceptions are:
                         - Investor Class shares cannot be exchanged for Class A
                           shares of any fund which offers Investor Class
                           shares.                                                                       X
                         - Class A shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           Class B, B1, C, P, R, AIM Cash Reserve Shares or
                         Institutional Class shares.                                                                               X
------------------------------------------------------------------------------------------------------------------------------------
Class P                  Class A, A3, or AIM Cash Reserve Shares. Exceptions
                         are:
                         - Class A shares of AIM Limited Maturity Treasury Fund                          X
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Class P                  Class B, B1, C, R, Institutional or Investor Class
                         shares.                                                                                                   X
------------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:


(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.


(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of

AIM Tax-Exempt Cash Fund; or
     (b) Class A shares of another Fund, but only if


         (i)  you acquired the original shares before May 1, 1994; or


         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or


(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund; or


(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.


You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class B1 shares for Class A, A3, Investor Class shares or AIM Cash Reserve Shares;
(4) Class C shares for other Class C shares;
(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:



(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;


(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund;


(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.


For shares purchased on or after November 15, 2001, you may not exchange:


(1) Class A shares of Category I or II fund, Class A shares of AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;


(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or


(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund, AIM Enhanced Short Bond Fund, AIM Floating Rate Fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS B1, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

    If you redeem Class B or Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class B or Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

    If you redeem Class B1 or Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class B or Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.

MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted

                                                                      MCF--07/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

    The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--07/06

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
http://www.aiminvestments.com.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Short Term Bond Fund
   SEC 1940 Act file number: 811-5686
----------------------------------------

AIMinvestments.com     STB-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--